Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Provision for losses	$ 3,101	$ 2,718
Net gain on sale of real estate acquired through foreclosure	181	107
Gain on sale of real estate acquired through foreclosure	246,000	308,000
Operating expenses, net of rental income	212	360
Real Estate [Member]
Provision for losses	147	159
Net gain on sale of real estate acquired through foreclosure	(181)	(107)
Gain on sale of real estate acquired through foreclosure	$ 246	$ 308